Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income/(Loss) - AUD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2019	177,571,854
Balance at Dec. 31, 2019	$ 17,757	$ 93,396,802	$ (47,679,272)	$ (341,742)	$ 45,393,545
Net loss	0	0	(7,638,024)	0	(7,638,024)
Other comprehensive gain	$ 0	0	0	48,671	48,671
Shares exercised and issued (in shares)	40,000
Exercise of stock options issued to employees	$ 4	(4)	0	0	0
Stock-based compensation expense	$ 0	173,232	0	0	173,232
Balance (in shares) at Dec. 31, 2020	177,611,854
Balance at Dec. 31, 2020	$ 17,761	93,570,030	(55,317,296)	(293,071)	37,977,424
Net loss	0	0	(10,506,935)	0	(10,506,935)
Other comprehensive gain	$ 0	0	0	(30,217)	(30,217)
Shares exercised and issued (in shares)	216,650
Exercise of stock options issued to employees	$ 22	75,103	0	0	75,125
Stock-based compensation expense	$ 0	92,432	0	0	92,432
Balance (in shares) at Dec. 31, 2021	177,828,504
Balance at Dec. 31, 2021	$ 17,783	$ 93,737,565	$ (65,824,231)	$ (323,288)	$ 27,607,829